                                               -------------------------------
                                               |         OMB APPROVAL        |
                                               -------------------------------
                                               | OMB Number:       3235-0006 |
                                               | Expires:   October 31, 2003 |
                                               | Estimated average           |
                                               |   burden hours per          |
                                               |   response: ......... 24.60 |
                                               -------------------------------

                                               -------------------------------
                                               |         SEC USE ONLY        |
                                               -------------------------------
                                               |                             |
                                               |                             |
                                               |                             |
                                               -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st December, 2004.

If amended report check here: |_|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

52 Vanderbilt Ave., 12th Fl.                   New York    NY           10017
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of February, 2005.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              207

Form 13F Information Table Value Total:      588,327,012

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories       Common     002824100   7,093,832      152,065  Sole (a)                      152,065
Abgenix                   Common     00339B107     951,549       92,026  Sole (a)                       92,026
Accenture                 Common     G1150G111   4,658,796      172,548  Sole (a)                      172,548
ACE                       Common     G0070K103   1,672,081       39,113  Sole (a)                       39,113
ADC Telecommunications    Common     000886101     188,672       70,400  Sole (a)                       70,400
Advanced Digital Info     Common     007525108     744,145       74,266  Sole (a)                       74,266
Aeropostale               Common     007865108   1,113,455       37,834  Sole (a)                       37,834
Aetna                     Common     00817Y108   3,635,839       29,145  Sole (a)                       29,145
Affiliated Computer
 Services-A               Common     008190100   3,407,296       56,609  Sole (a)                       56,609
Aflac Inc.                Common     001055102   4,620,643      115,980  Sole (a)                      115,980
Agere Systems Inc A       Common     00845V100   1,839,542    1,352,323  Sole (a)                    1,352,323
Agere Systems Inc B       Common     00845V209     713,480      528,504  Sole (a)                      528,504
Agilent Technologies      Common     00846U101     308,480       12,800  Sole (a)                       12,800
Alcoa Inc                 Common     013817101   3,556,273      113,185  Sole (a)                      113,185
Alkermes                  Common     01642T108   1,475,477      104,718  Sole (a)                      104,718
Altria Group Inc          Common     02209S103   4,252,560       69,600  Sole (a)                       69,600
Amdocs Ltd                Common     002256908   3,803,258      144,886  Sole (a)                      144,886
American Express          Common     025816109   3,862,811       68,526  Sole (a)                       68,526
American Intl Group Inc   Common     026874107   9,135,945      139,119  Sole (a)                      139,119
Amgen Inc                 Common     031162100   3,684,840       57,441  Sole (a)                       57,441
Anadarko Petroleum        Common     032511107   6,395,516       98,681  Sole (a)                       98,681
Anheuser-Busch Companies
 Inc.                     Common     035229103     334,818        6,600  Sole (a)                        6,600
Aon Corp                  Common     037389103     379,374       15,900  Sole (a)                       15,900
Apple Computer            Common     037833100     354,200        5,500  Sole (a)                        5,500
Applied Materials         Common     038222105   1,347,480       78,800  Sole (a)                       78,800
AT&T Corp                 Common     001957109     539,398       28,300  Sole (a)                       28,300
Automatic Data
 Processing               Common     053015103   1,073,270       24,200  Sole (a)                       24,200
Avaya Inc                 Common     053499109     314,605       18,291  Sole (a)                       18,291
Bank of America           Common     060505104  10,305,189      219,306  Sole (a)                      219,306
Bank of New York          Common     064057102     855,552       25,600  Sole (a)                       25,600
Bard (C.R)                Common     067383109     433,209        6,771  Sole (a)                        6,771
BearingPoint Inc          Common     074002106   1,943,236      241,997  Sole (a)                      241,997
Beckman Coulter           Common     075811109   2,151,853       32,122  Sole (a)                       32,122
Bed Bath and  Beyond      Common     075896100   2,168,982       54,456  Sole (a)                       54,456
Bellsouth Corp            Common     079860102   1,631,968       58,725  Sole (a)                       58,725
Best buy Co Inc           Common     086516101   2,417,206       40,680  Sole (a)                       40,680
Biomet Inc.               Common     090613100     360,137        8,300  Sole (a)                        8,300
BMC Software Inc          Common     055921100     243,660       13,100  Sole (a)                       13,100
Boeing CO                 Common     097023105   2,672,730       51,627  Sole (a)                       51,627
Boston Scientific Corp    Common     101137107   3,984,444      112,080  Sole (a)                      112,080
Bristol Myers             Common     110122108   8,583,392      335,027  Sole (a)                      335,027
Cabela's                  Common     126804301     974,909       42,872  Sole (a)                       42,872
Capital One Financial     Common     14040H105   4,391,720       52,152  Sole (a)                       52,152
Cardinal Health           Common     14149Y108   4,137,780       71,157  Sole (a)                       71,157
Carnival Corp             Common     143658300   2,886,341       50,084  Sole (a)                       50,084
Centerpoint Energy        Common     15189T107   3,691,382      326,671  Sole (a)                      326,671
Centex Corp               Common     152312104   2,978,940       49,999  Sole (a)                       49,999
Check Point Software
 Technologies             Common     001082411   1,569,005       63,703  Sole (a)                       63,703

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory        Common     163072101   1,136,418       34,999  Sole (a)                       34,999
Chevron Texaco Corp       Common     166764100   6,383,378      121,565  Sole (a)                      121,565
Chicago Mercantile
 Exchange                 Common     167760107   1,429,604        6,251  Sole (a)                        6,251
Ciena Corporation         Common     171779101     113,894       34,100  Sole (a)                       34,100
Cigna Corp                Common     125509109     407,850        5,000  Sole (a)                        5,000
Cincinnati Finl Corp      Common     172062101     659,474       14,900  Sole (a)                       14,900
Cisco Systems             Common     17275R102   6,096,059      315,858  Sole (a)                      315,858
Citigroup                 Common     172967101  14,695,189      305,006  Sole (a)                      305,006
Coca-Cola Co              Common     191216100   7,965,984      191,352  Sole (a)                      191,352
Comcast Corp              Common     20030N101   5,145,388      154,609  Sole (a)                      154,609
Commerce Bancorp/NJ       Common     200519106   5,839,985       90,683  Sole (a)                       90,683
Computer Sciences
 Corporation              Common     205363104     208,569        3,700  Sole (a)                        3,700
Comverse Technology Inc   Common     205862402     273,840       11,200  Sole (a)                       11,200
Convergys Corp            Common     212485106     271,319       18,100  Sole (a)                       18,100
Corning Inc               Common     219350105   1,977,831      168,040  Sole (a)                      168,040
Countrywide Financial
 Corp                     Common     222372104   4,916,779      132,850  Sole (a)                      132,850
CVS Corp                  Common     126650100   3,879,220       86,071  Sole (a)                       86,071
Darden Restaurants Inc    Common     237194105     693,500       25,000  Sole (a)                       25,000
Dell Inc                  Common     24702R101   4,701,265      111,563  Sole (a)                      111,563
Devon Energy Corp         Common     25179M103   6,465,001      166,110  Sole (a)                      166,110
Dollar General            Common     256669102     528,638       25,452  Sole (a)                       25,452
Dow Jones & Co            Common     260561105     288,502        6,700  Sole (a)                        6,700
E*Trade Financial         Common     269246104   2,040,331      136,477  Sole (a)                      136,477
Ebay Inc                  Common     278642103   1,927,574       16,577  Sole (a)                       16,577
Edison International      Common     281020107   4,789,574      149,534  Sole (a)                      149,534
Eli Lilly and Co          Common     532457108     398,442        7,021  Sole (a)                        7,021
EMC Corp                  Common     268648102     206,693       13,900  Sole (a)                       13,900
Equifax Inc               Common     294429105   3,129,862      111,383  Sole (a)                      111,383
Estee Lauder Co's Inc.    Common     518439104     322,175        7,039  Sole (a)                        7,039
Expeditors Intl Wash      Common     302130109   3,279,374       58,686  Sole (a)                       58,686
Exxon Mobil Corp          Common     30231G102  12,826,534      250,225  Sole (a)                      250,225
Fannie Mae                Common     313586109   5,146,632       72,274  Sole (a)                       72,274
FedEx Corporation         Common     31428X106   4,869,444       49,441  Sole (a)                       49,441
First Data Corp           Common     319963104   1,643,490       38,634  Sole (a)                       38,634
First Horizon National
 Corp                     Common     320517105     489,255       11,349  Sole (a)                       11,349
Freddie Mac               Common     313400301   6,942,319       94,197  Sole (a)                       94,197
Gannett Co Inc            Common     364730101   2,710,561       33,177  Sole (a)                       33,177
Genentech Incorporated    Common     368710406     560,732       10,300  Sole (a)                       10,300
General Electric          Common     369604103  27,820,227      762,198  Sole (a)                      762,198
General Mills             Common     370334104   8,352,026      168,015  Sole (a)                      168,015
Genworth Financial CL A   Common     37247D106   3,829,869      141,847  Sole (a)                      141,847
Georgia-Pacific Corp      Common     373298108   2,580,048       68,838  Sole (a)                       68,838
Gillette Co               Common     375766102   6,469,904      144,482  Sole (a)                      144,482
Goldman Sachs Group       Common     38141G104   3,668,450       35,260  Sole (a)                       35,260
Guidant Corporation       Common     401698105   4,295,358       59,575  Sole (a)                       59,575
H and R Block             Common     093671105   4,148,977       84,673  Sole (a)                       84,673
Harley-Davidson           Common     412822108   5,083,621       83,681  Sole (a)                       83,681
Heinz (H.J.) Co.          Common     423074103   4,400,022      112,850  Sole (a)                      112,850

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard           Common     428236103   3,100,247      147,842  Sole (a)                      147,842
Home Depot Incorporated   Common     437076102   1,296,219       30,328  Sole (a)                       30,328
Host Marriott Corp        Common     44107P104   3,101,890      179,300  Sole (a)                      179,300
IBM                       Common     459902102   6,081,597       61,692  Sole (a)                       61,692
Indymac Bancorp           Common     456607100   3,229,929       93,757  Sole (a)                       93,757
Informatica               Common     45666Q102   1,361,578      167,682  Sole (a)                      167,682
Intel Corporation         Common     458140100   6,697,165      286,326  Sole (a)                      286,326
Jabil Circuit             Common     466313103     222,546        8,700  Sole (a)                        8,700
Jefferson-Pilot           Common     475070108     592,344       11,400  Sole (a)                       11,400
Johnson&Johnson           Common     478160104   5,264,050       83,003  Sole (a)                       83,003
JPMorgan Chase            Common     46625H100   6,922,598      177,457  Sole (a)                      177,457
Keycorp                   Common     493267108     298,320        8,800  Sole (a)                        8,800
Knight Ridder Inc         Common     499040103     238,641        3,565  Sole (a)                        3,565
Kohls Corporation         Common     500255104   2,571,837       52,305  Sole (a)                       52,305
Laboratory Corporation    Common     50540R409     342,712        6,879  Sole (a)                        6,879
Las Vegas Sands Corp      Common     517834107     503,616       10,492  Sole (a)                       10,492
Level 3 Communications    Common     52729N100     320,355       94,500  Sole (a)                       94,500
Liberty Property Trust    Common     531172104   2,266,013       52,454  Sole (a)                       52,454
Limited Brands            Common     532716107     566,292       24,600  Sole (a)                       24,600
Lincare Holdings          Common     532791100     456,995       10,715  Sole (a)                       10,715
Liz Claiborne             Common     539320101   2,727,188       64,610  Sole (a)                       64,610
Lucent Technologies Inc   Common     549463107     336,144       89,400  Sole (a)                       89,400
Macromedia Inc.           Common     556100105     999,170       32,107  Sole (a)                       32,107
Marathon Oil Corp         Common     565849106   3,533,046       93,939  Sole (a)                       93,939
Marsh & Mclennan          Common     571748102   1,532,614       46,584  Sole (a)                       46,584
Masco Corp.               Common     574599106   5,784,379      158,346  Sole (a)                      158,346
Maxtor Corp               Common     577729205     732,820      138,268  Sole (a)                      138,268
MBNA Corp                 Common     55262L100   2,378,982       84,391  Sole (a)                       84,391
Mc Graw Hill Cos Inc      Common     580645109   1,098,480       12,000  Sole (a)                       12,000
McDATA Corporation        Common     580031201   1,731,738      290,560  Sole (a)                      290,560
McDonald's Corp           Common     580135101   1,023,131       31,913  Sole (a)                       31,913
Medco health Solutions
 Inc                      Common     589331107     423,571       10,182  Sole (a)                       10,182
Medtronic                 Common     585055106     534,300       10,757  Sole (a)                       10,757
Mellon Financial corp     Common     58551A108     416,874       13,400  Sole (a)                       13,400
Merck & Co Inc            Common     589331107   9,890,635      307,736  Sole (a)                      307,736
MGIC Investment           Common     552848103     434,133        6,300  Sole (a)                        6,300
Microsoft Corporation     Common     594918104  12,726,140      476,456  Sole (a)                      476,456
Millennium
 Pharmaceuticals          Common     599902103   1,845,597      152,277  Sole (a)                      152,277
Motorola Inc              Common     620076109   1,076,359       62,579  Sole (a)                       62,579
New York Community
 Bancorp Inc              Common     649445103     845,201       41,089  Sole (a)                       41,089
New York Times            Common     650111107   2,278,354       55,842  Sole (a)                       55,842
News Corp - CL A When Iss Common     65248E104   3,403,229      182,381  Sole (a)                      182,381
News Corp - Class B       Common     65248E207     317,837       16,554  Sole (a)                       16,554
Nextel Communications
 Inc A                    Common     65332V103     600,000       20,000  Sole (a)                       20,000
NTL Inc                   Common     62940M104   1,756,074       24,069  Sole (a)                       24,069
Nvidia Corp               Common     67066G104   1,038,972       44,099  Sole (a)                       44,099
Oracle Corporation        Common     68389X105   5,651,254      411,899  Sole (a)                      411,899
Pepco Holdings            Common     713291102   4,413,581      207,016  Sole (a)                      207,016

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies     Common     716016209   2,540,104       64,339  Sole (a)                       64,339
Petsmart Inc              Common     716768106     440,998       12,412  Sole (a)                       12,412
Pfizer Inc                Common     717081103   6,705,963      249,385  Sole (a)                      249,385
Polycom Inc               Common     73172K104   2,519,306      108,032  Sole (a)                      108,032
Primus Guaranty           Common     G72457107     896,451       54,695  Sole (a)                       54,695
Procter & Gamble          Common     742718109   7,799,328      141,600  Sole (a)                      141,600
Progressive Corp          Common     743315103   2,105,559       24,818  Sole (a)                       24,818
Providian Financial Corp  Common     74406A102     428,220       26,000  Sole (a)                       26,000
Qiagen NV                 Common     000024000   1,080,286      134,197  Sole (a)                      134,197
QLT Inc                   Common     746927102     466,722       29,025  Sole (a)                       29,025
Qualcomm Inc              Common     747525103   1,315,630       31,029  Sole (a)                       31,029
Radian Group Inc          Common     750236101   4,393,844       82,529  Sole (a)                       82,529
Raytheon                  Common     755111507   5,832,305      150,201  Sole (a)                      150,201
Sara Lee Corporation      Common     803111103     400,724       16,600  Sole (a)                       16,600
SBC Communications Inc    Common     78387G103   2,502,447       97,107  Sole (a)                       97,107
Schering- Plough Corp     Common     806605101   3,050,380      146,091  Sole (a)                      146,091
Scientific-Atlanta Inc    Common     808655104     571,073       17,300  Sole (a)                       17,300
Sealed Air Corp           Common     81211K100   3,337,366       62,650  Sole (a)                       62,650
Siebel Systems            Common     826170102   3,444,084      328,008  Sole (a)                      328,008
SLM Corp                  Common     78442P106   3,090,000       57,876  Sole (a)                       57,876
Solectron Corp            Common     834182107     231,855       43,500  Sole (a)                       43,500
SPDR Trust Series         Common     78462F103   3,302,961       27,342  Sole (a)                       27,342
Sprint Corp FON Group     Common     852061100   1,686,992       67,887  Sole (a)                       67,887
SPX Corp                  Common     784635104   4,769,303      119,054  Sole (a)                      119,054
ST Jude Medical Inc       Common     790849103     570,248       13,600  Sole (a)                       13,600
Staples                   Common     855030102   3,162,167       93,805  Sole (a)                       93,805
Starwood Hotels and
 Resorts Worldwide Inc    Common     85590A203   1,080,108       18,495  Sole (a)                       18,495
State Street              Common     857477103     776,096       15,800  Sole (a)                       15,800
Station Casinos           Common     857689103   2,093,314       38,283  Sole (a)                       38,283
Sun Microsystems          Common     866810104     279,222       51,900  Sole (a)                       51,900
Symantec Corp             Common     871503108     759,920       29,500  Sole (a)                       29,500
Sysco Corporation         Common     871829107   2,626,707       68,816  Sole (a)                       68,816
Take-Two Interactive
 Software                 Common     874054109   2,940,590       84,524  Sole (a)                       84,524
Target Corp.              Common     87612E106   4,697,432       90,457  Sole (a)                       90,457
Tellabs Inc               Common     879664100      91,054       10,600  Sole (a)                       10,600
Temple Inland             Common     879868107   3,383,474       49,466  Sole (a)                       49,466
Tenet Healthcare
 Corporation              Common     88033G100   2,108,863      192,064  Sole (a)                      192,064
Texas Instruments Inc     Common     882508104   1,692,206       68,733  Sole (a)                       68,733
The DIRECTV Group Inc.    Common     25459L106   3,423,665      204,520  Sole (a)                      204,520
The PMI Group             Common     69344M101     922,633       22,099  Sole (a)                       22,099
Time Warner Inc           Common     887317105   1,666,047       85,702  Sole (a)                       85,702
TXU Corp                  Common     873168108   3,671,721       56,873  Sole (a)                       56,873
Tyco International        Common     902124106   5,153,458      144,193  Sole (a)                      144,193
Unisys Corp               Common     909214108     185,276       18,200  Sole (a)                       18,200
UnitedHealth Group
 Incorporated             Common     91324P102     616,210        7,000  Sole (a)                        7,000
Urban Outfitters          Common     917047102   2,108,245       47,483  Sole (a)                       47,483
Verizon Communications    Common     92343V104   1,080,442       26,671  Sole (a)                       26,671
Verizon Communications    Common     925524308   3,810,411       94,061  Sole (a)                       94,061

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc B              Common     925524308   4,088,162      112,343  Sole (a)                      112,343
Vimpelcom ADR             Common     68370R109     505,960       14,000  Sole (a)                       14,000
Wachovia Corp             Common     929903102     341,900        6,500  Sole (a)                        6,500
Walgreen Co               Common     931422109   4,974,939      129,657  Sole (a)                      129,657
Wal-Mart Stores Inc       Common     931142103   4,365,784       82,654  Sole (a)                       82,654
Washington Mutual Inc     Common     939322103     266,364        6,300  Sole (a)                        6,300
Washington Post Co        Common     939640108     737,265          750  Sole (a)                          750
Watson Pharmaceuticals
 Inc                      Common     942683103   1,119,510       34,121  Sole (a)                       34,121
Wellpoint Inc             Common     94973V107   2,736,540       23,796  Sole (a)                       23,796
Wells Fargo and Company   Common     949746101   6,116,057       98,408  Sole (a)                       98,408
Wendy's International
 Inc                      Common     950590109     780,450       19,879  Sole (a)                       19,879
Weyerhaeuser Co           Common     962166104   5,132,113       76,348  Sole (a)                       76,348
Whirlpool Corp            Common     963320106   2,288,775       33,070  Sole (a)                       33,070
Whole Foods Market        Common     966837106     657,057        6,891  Sole (a)                        6,891
Yahoo                     Common     984332106   1,591,528       42,238  Sole (a)                       42,238
                                               588,327,012   19,222,559